Concentrations risks (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024	Dec. 31, 2024 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 MYR (RM)
Concentration Risk [Line Items]
Cash FDIC			$ 250,000
SINGAPORE
Concentration Risk [Line Items]
Cash balance	$ 71,276		70,670
UNITED STATES
Concentration Risk [Line Items]
Cash balance	0		15,237
MALAYSIA
Concentration Risk [Line Items]
Cash balance	105,370		151,506
Credit Risk [Member]
Concentration Risk [Line Items]
Deposits	57,000			$ 75,000
Credit Risk [Member] | SINGAPORE
Concentration Risk [Line Items]
Cash balance	0		0
Credit Risk [Member] | UNITED STATES
Concentration Risk [Line Items]
Cash balance	0		0
Credit Risk [Member] | MALAYSIA
Concentration Risk [Line Items]
Deposits	53,000				RM 250,000
Cash balance	$ 34,012		$ 79,219
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	26.00%		19.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.00%		15.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | No Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	59.20%		79.90%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	40.30%		10.70%